                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Brandywine Trust Company
Address: 7234 Lancaster Pike
         Hockessin, DE

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   President
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Richard E. Carlson  Hockessin, DE        2/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

         28-0030                  John W. Bristol & Co., Inc.
         28-2588                  Klingenstein Fields & Co. LLC






































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     56,188
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2000

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------
AT&T CORPORATION       Common        00195710       3,193    185,077  SH         SOLE                       185,077
AT&T - LIBERTY
  MEDIA GROUP          Common        00195720         163     12,000  SH         SOLE                        12,000
ABBOTT LABS            Common        00282410         436      9,000  SH         SOLE                         9,000
ALLIANCE CAP MGT
  HOLDING LP           Common        01855A10         759     15,000  SH         SOLE                        15,000
BP AMOCO PLC           Common        05562210         665     13,882  SH         SOLE                        13,882
BAKER HUGHES INC.      Common        05722410         710     17,083  SH         SOLE                        17,083
CVS CORP               Common        12665010         450      7,500  SH         SOLE                         7,500
CABOT INDUSTRIAL
  TRUST                Common        12707210         854     44,500  SH         SOLE                        44,500
CAMPBELL SOUP
  COMPANY              Common        13442910       1,153     33,287  SH         SOLE                        33,287
CHASE MANHATTAN CORP   Common        16161A10         369      8,130  SH         SOLE                         8,130
CISCO SYSTEMS          Common        17275R10         493     12,900  SH         SOLE                        12,900
COCA COLA COMPANY      Common        19121610       3,218     52,800  SH         SOLE                        52,800
EPIX MED INC.          Common        26881Q10         369     44,000  SH         SOLE                        44,000
ENRON CORP             Common        29356110         748      9,000  SH         SOLE                         9,000
EXXON MOBIL CORP       Common        30231G10       8,589     98,790  SH         SOLE                        98,790
FANNIE MAE COM STK     Common        31358610         651      7,500  SH         SOLE                         7,500
FIRST DATA CORP.       Common        31996310         316      6,000  SH         SOLE                         6,000
FLEETBOSTON FINL CORP  Common        33903010         347      9,237  SH         SOLE                         9,237
GENERAL ELEC CO        Common        36960410       8,808    183,747  SH         SOLE                       183,747
GILLETTE CO.           Common        37576610         217      6,000  SH         SOLE                         6,000
HOME DEPOT, INC.       Common        43707610         504     11,025  SH         SOLE                        11,025
HOMEFED CORP           Common        43739D20          13     15,211  SH         SOLE                        15,211
INTEL CORP.            Common        45814010         478     15,900  SH         SOLE                        15,900
INTERNATIONAL
  BUSINESS MACHINES    Common        45920010         446      5,250  SH         SOLE                         5,250
INTERTRUST
  TECHNOLOGIES         Common        46133Q10          64     18,919  SH         SOLE                        18,919
JACOBS ENGR GROUP      Common        46981410         416      9,000  SH         SOLE                         9,000
JOHNSON & JOHNSON      Common        47816010         247      2,350  SH         SOLE                         2,350
LAKEHEAD
  PIPELINE PS L P      Common        51155710         248      6,000  SH         SOLE                         6,000
LITTON INDUS INC.      Common        53802110         542      6,894  SH         SOLE                         6,894
MAXIM INTEGRATED       Common        57772K10       1,020     21,328  SH         SOLE                        21,328
MERCK & CO., INC.      Common        58933110       3,459     36,942  SH         SOLE                        36,942
MERCURY GENERAL CORP   Common        58940010       1,027     23,400  SH         SOLE                        23,400
MICROSEMI CORP.        Common        59513710         278     10,000  SH         SOLE                        10,000


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MORGAN (J.P.) & CO.    Common        61688010       2,701     16,322  SH         SOLE                        16,322
MORGAN STANLEY DEAN
  WITTER DISCOVERY     Common        61744644         288      3,630  SH         SOLE                         3,630
ORACLE SYSTEMS CORP.   Common        68389X10       2,668     91,800  SH         SOLE                        91,800
OPTIKA                 Common        68397310           9     12,000  SH         SOLE                        12,000
PHARMACIA CORP         Common        71713U10       4,187     68,636  SH         SOLE                        68,636
PROTEIN DESIGN LABS    Common        74369L10         339      3,900  SH         SOLE                         3,900
QUALCOMM INC           Common        74752510       1,110     13,500  SH         SOLE                        13,500
SCHLUMBERGER LTD.      Common        80685710         735      9,196  SH         SOLE                         9,196
SHIRE PHARMACEUTICALS
  GROUP ADR            Common        82481R10         553     12,000  SH         SOLE                        12,000
TELEPHONE & DATA
  SYS INC              Common        87943310         270      3,000  SH         SOLE                         3,000
TIME WARNER INC.       Common        88731510         371      7,098  SH         SOLE                         7,098
TOSCO CORP.            Common        89149030         666     19,610  SH         SOLE                        19,610
TYCO INTL. LTD NEW     Common        90212410         416      7,500  SH         SOLE                         7,500
UNION PACIFIC CORP.    Common        90781810         336      6,620  SH         SOLE                         6,620
VIACOM INC CLASS B
   COMMON              Common        92552430         294      6,290  SH         SOLE                         6,290
                                                   ------  ---------                                      ---------
                                                   56,188  1,238,754                                      1,238,754
                                                   ======  =========                                      =========






























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